Fair Value of Financial Instruments - Summary of Sensitivity Analyses Operations of Level 3 (Detail) R$ in Millions	Dec. 31, 2017 BRL (R$)
Interest rates [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	R$ (1.9)
Impact, Stockholders' equity	(2.4)
Interest rates [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(47.0)
Impact, Stockholders' equity	(55.4)
Interest rates [Member] | Scenarios III [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(93.9)
Impact, Stockholders' equity	(114.5)
Currency, commodities, and ratios [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(146.6)
Currency, commodities, and ratios [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(293.2)
Nonlinear [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(9.2)
Nonlinear [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	R$ (11.9)